Other (Loss) Gain (Tables)	12 Months Ended
Dec. 31, 2025
Other (Loss) Gain [Abstract]
Schedule of Other (Loss) Gain
	For the years ended December 31,
	2023	2024	2025
Exchange (loss) gain	$(208,232)	$(9,104)	$75,023
Total	$(208,232)	$(9,104)	$75,023